Inventory, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventory, Net
Inventory	$ 115,551	$ 156,016	$ 255,236
Less: Reserves	(7,658)	(9,253)	(5,797)
Inventory, Net	$ 107,893	$ 146,763	$ 249,439